UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Daniel S. Kampel Associates, Inc.
           -----------------------------------------------------
Address:   600 Third Avenue, New York, New York 10016
           -----------------------------------------------------

Form  13F  File  Number:  28-01764
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Margaret A. Dolan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Margaret A. Dolan                New York, New York               8/02/2001
---------------------                ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           37
                                              -----------

Form  13F  Information  Table  Value  Total:  $77,759,396
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
AGILENT TECHNOLOGIES           Common Stock     00846U101  1046180   36200          Sole             36200      0    0
AMERICAN HOME PRODUC           Common Stock     026609107  1906828   30800          Sole             30800      0    0
AMERICAN INT'L GROUP           Common Stock     026874107  4361883   51921          Sole             51921      0    0
AOL TIME WARNER INC.           Common Stock     02364J10   1936347   43700          Sole             43700      0    0
AUTOMATIC DATA PROCESSING INC. Common Stock     053015103  1865500   35000          Sole             35000      0    0
AMERICAN EXPRESS CO            Common Stock     025816109  1522998   40100          Sole             40100      0    0
BED BATH AND BEYOND            Common Stock     075896100  1235850   38500          Sole             38500      0    0
CHEVRON                        Common Stock     166751107  2748555   30900          Sole             30900      0    0
CISCO SYSTEM, INC.             Common Stock     17275R102  1170250   65050          Sole             65050      0    0
QUEST DIAG INC                 Common Stock     74834L100  2483040   33600          Sole             33600      0    0
WALT DISNEY CO                 Common Stock     254687106  1768500   65500          Sole             65500      0    0
EMC CORP                       Common Stock     268648102   376272   20800          Sole             20800      0    0
ELPASO CORP                    Common Stock     283905107  1835050   35000          Sole             35000      0    0
FANNIE MAE                     Common Stock     313586109  3415951   40700          Sole             40700      0    0
FREDDIE MAC                    Common Stock     313400301  2837520   42000          Sole             42000      0    0
GENERAL ELECTRIC CO.           Common Stock     369604103  3525228   75600          Sole             75600      0    0
CORNING INC.                   Common Stock     219350105   414011   30375          Sole             30375      0    0
HOME DEPOT INC                 Common Stock     437076102  3181360   64400          Sole             64400      0    0
HEALTH MANAGEMENT ASSOCIATES   Common Stock     421933102  1738400   80000          Sole             80000      0    0
INTEL CORP                     Common Stock     458140100  1682066   56200          Sole             56200      0    0
JOHNSON & JOHNSON              Common Stock     478160104  4598956   84400          Sole             84400      0    0
JEFFERSON PILOT CORP           Common Stock     475070108  2400684   51550          Sole             51550      0    0
JP MORGAN CHASE & CO           Common Stock     46625H100  1980559   45635          Sole             45635      0    0
KROGER COMPANY                 Common Stock     501044101  2029706   79100          Sole             79100      0    0
LUCENT TECHNOLOGIES            Common Stock     549463107   422355   55500          Sole             55500      0    0
MEDTRONIC INC                  Common Stock     585055106  3390884   69800          Sole             69800      0    0
MINNESOTA MINING &             Common Stock     604059105  2429500   21500          Sole             21500      0    0
MANUFACTURING
MITCHELL ENERGY                Common Stock     6065922002 1416640   30400          Sole             30400      0    0
MICROSOFT CORP.                Common Stock     594918104  2296776   33200          Sole             33200      0    0
NORTEL NETWORKS                Common Stock     656569100   260130   34500          Sole             34500      0    0
PEPSICO INC                    Common Stock     713448108  1812608   39200          Sole             39200      0    0
PFIZER INC                     Common Stock     717081103  3802356   91800          Sole             91800      0    0
SCHLUMBERGER LTD.              Common Stock     806857108  1528670   28600          Sole             28600      0    0
SUN MICROSYSTEMS               Common Stock     866810104  1321137   87900          Sole             87900      0    0
TARGET CORP                    Common Stock     87612E106  2898050   77800          Sole             77800      0    0
WAL-MART STORES                Common Stock     931142103  2355752   43400          Sole             43400      0    0
EXXON MOBIL CORP               Common Stock     30231G102  1762844   40656          Sole             40656      0    0


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